STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2022
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

28. STATUTORY RESERVES AND RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, the Group’s subsidiaries in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires an annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of a company’s registered capital, the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. During the years ended December 31, 2020, 2021 and 2022, appropriations to the statutory reserve have been made by the Group, which was RMB139.1 million, RMB91.1 million and RMB176.9 million, respectively.

In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries and also as a result of these entities’ unreserved accumulated losses, total restrictions placed on the distribution of the Group’s PRC subsidiaries’ net assets was RMB20.1 billion as of December 31, 2022.

Cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may temporarily restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries” and “Net assets of VIEs” and the income (loss) of the subsidiaries is presented as “Share of income (loss) of subsidiaries” and “Income (loss) of the VIEs”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company became parent company of the Group upon the completion of the Reorganization on December 28, 2018. The following disclosures present the financial positions of the parent company as of December 31, 2021 and 2022, the operation results for the years ended December 31, 2020, 2021 and 2022, and the statements of cash flows for the years ended December 31, 2020, 2021 and 2022. The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2021 and 2022.

28. STATUTORY RESERVES AND RESTRICTED NET ASSETS (CONTINUED)

Condensed balance sheets of the parent company

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands, except for
	share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	55,235	12,818
Short-term investments	81,906	7,372,995
Amounts due from subsidiaries and VIEs	1,997,867	1,226,906
Prepayments, receivables and other assets	55,320	13,927
Non‑current assets:
Investment in subsidiaries	58,670,038	56,064,739
Net assets of the VIEs	3,619,026	3,716,231
Long-term investments, net	2,527,253	516,873
TOTAL ASSETS	67,006,645	68,924,489

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	32,669	4,129
TOTAL LIABILITIES	32,669	4,129

SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.00002 par value; 25,000,000,000 ordinary shares authorized, comprising of 24,114,698,720 Class A ordinary shares, 885,301,280 Class B ordinary shares. 2,705,911,235 and 3,601,547,279 Class A ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively; 885,301,280 and 156,426,896 Class B ordinary shares issued and outstanding as of December 31, 2021 and 2022, respectively)	489	487
Treasury shares	—	(225,329)
Additional paid‑in capital	78,972,169	80,302,956
Accumulated other comprehensive loss	(2,639,723)	(412,721)
Accumulated deficit	(9,358,959)	(10,745,033)
Total shareholders’ equity	66,973,976	68,920,360
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	67,006,645	68,924,489

28. STATUTORY RESERVES AND RESTRICTED NET ASSETS (CONTINUED)

Condensed statements of comprehensive income (loss)

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)

Sales and marketing expenses	(96,023)	(10,227)	—
General and administrative expenses	(28,640)	(82,109)	(140,148)
Research and development expenses	(79,023)	(57)	—
Interest income, net	40,611	3,035	745
Share of income (loss) of subsidiaries	1,448,649	(696,144)	(1,436,950)
Income (loss) of the VIEs	614,240	(52,436)	97,036
Fair value changes through earnings on investments, net	144,361	183,991	4,770
Foreign currency exchange loss	(33,395)	(3,968)	(61,317)
Other income, net	766,812	133,786	149,790
Income (loss) before income tax expense	2,777,592	(524,129)	(1,386,074)
Income tax expense	—	—	—
Net income (loss)	2,777,592	(524,129)	(1,386,074)
Accretion on convertible redeemable preferred shares to redemption value	(1,755,228)	—	—
Income allocation to participating preferred shares	(301,898)	—	—
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	720,466	(524,129)	(1,386,074)

Net income (loss)	2,777,592	(524,129)	(1,386,074)
Other comprehensive income (loss)
Currency translation adjustments	(1,897,395)	(841,214)	2,602,071
Unrealized gains (losses) on available-for-sale investments, net of reclassification	—	35,578	(375,069)
Total comprehensive income (loss)	880,197	(1,329,765)	840,928
Accretion on convertible redeemable preferred shares to redemption value	(1,755,228)	—	—
Income allocation to participating preferred shares	(301,898)	—	—
Total comprehensive income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(1,176,929)	(1,329,765)	840,928

Condensed statements of cash flows

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)

Net cash used in operating activities	(72,175)	(10,302)	(58,875)
Net cash provided by (used in) investing activities	(42,674,498)	(3,183,233)	1,348,740
Net cash provided by (used in) financing activities	34,151,607	7	(1,319,793)
Effect of exchange rate changes on cash and cash equivalents	(668,623)	(12,822)	(12,489)
Net decrease in cash and cash equivalents	(9,263,689)	(3,206,350)	(42,417)
Cash and cash equivalents at beginning of the year	12,525,274	3,261,585	55,235
Cash and cash equivalents at end of the year	3,261,585	55,235	12,818